Risk management and financial instruments (FV on Recurring and Nonrecurring Basis) (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Total assets	$ 2.2	$ 6.0
Current liabilities:
Total liabilities	(84.2)	(56.1)
Level 1
Current assets
Total assets	0.0	0.0
Current liabilities:
Total liabilities	0.0	0.0
Level 2
Current assets
Total assets	2.2	6.0
Current liabilities:
Total liabilities	(84.2)	(56.1)
Level 3
Current assets
Total assets	0.0	0.0
Current liabilities:
Total liabilities	0.0	0.0
Interest Rate Swap
Current assets
Derivative instruments - Interest rate swap contracts (related party)	2.2	6.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	(84.2)	(56.1)
Interest Rate Swap | Level 1
Current assets
Derivative instruments - Interest rate swap contracts (related party)	0.0	0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0.0	0.0
Interest Rate Swap | Level 2
Current assets
Derivative instruments - Interest rate swap contracts (related party)	2.2	6.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	(84.2)	(56.1)
Interest Rate Swap | Level 3
Current assets
Derivative instruments - Interest rate swap contracts (related party)	0.0	0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	$ 0.0	$ 0.0